Condensed Financial Statements of Parent Company (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Assets
Other Assets.	$ 8,335	$ 5,935
Total assets	850,830	761,931
Liabilities and Stockholders' Equity:
Junior subordinated debentures issued to affiliated trusts	8,626	8,440
Other Liabilities.	10,664	9,531
Total liabilities	737,991	649,865
Stockholders' equity	112,839	112,066	$ 113,802
Total liabilities and stockholders' equity	850,830	761,931
Northeast Bancorp
Assets
Cash	13,251	19,547
Investment in subsidiary	109,275	100,949
Investment in common securities of affiliated trusts	496	496
Other Assets.	434	1,843
Total assets	123,456	122,835
Liabilities and Stockholders' Equity:
Junior subordinated debentures issued to affiliated trusts	8,626	8,440
Other Liabilities.	1,991	2,329
Total liabilities	10,617	10,769
Stockholders' equity	112,839	112,066
Total liabilities and stockholders' equity	$ 123,456	$ 122,835